Common Shares - Schedule of authorized, issued and outstanding common shares and special shares (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Authorized And Issued Shares Capital [Line Items]
Ordinary shares, issued	225,432,493	189,493,593
Ordinary shares, outstanding	224,385,324
Class A special shares
Schedule Of Authorized And Issued Shares Capital [Line Items]
Special shares, authorized	5,000,000
Ordinary shares, issued	4,448,259
Ordinary shares, outstanding	4,448,259
Class B special shares
Schedule Of Authorized And Issued Shares Capital [Line Items]
Special shares, authorized	10,000,000
Ordinary shares, issued	8,896,399
Ordinary shares, outstanding	8,896,399
Class C special shares
Schedule Of Authorized And Issued Shares Capital [Line Items]
Special shares, authorized	10,000,000
Ordinary shares, issued	8,896,399
Ordinary shares, outstanding	8,896,399
Class D special shares
Schedule Of Authorized And Issued Shares Capital [Line Items]
Special shares, authorized	20,000,000
Ordinary shares, issued	17,792,922
Ordinary shares, outstanding	17,792,922
Class E special shares
Schedule Of Authorized And Issued Shares Capital [Line Items]
Special shares, authorized	20,000,000
Ordinary shares, issued	17,792,922
Ordinary shares, outstanding	17,792,922
Class F special shares
Schedule Of Authorized And Issued Shares Capital [Line Items]
Special shares, authorized	20,000,000
Ordinary shares, issued	17,792,922
Ordinary shares, outstanding	17,792,922
Class G special shares
Schedule Of Authorized And Issued Shares Capital [Line Items]
Special shares, authorized	25,000,000
Ordinary shares, issued	22,241,179
Ordinary shares, outstanding	22,241,179
Class H special shares
Schedule Of Authorized And Issued Shares Capital [Line Items]
Special shares, authorized	25,000,000
Ordinary shares, issued	22,241,179
Ordinary shares, outstanding	22,241,179
Class I special shares
Schedule Of Authorized And Issued Shares Capital [Line Items]
Special shares, authorized	500,000
Ordinary shares, issued	500,000
Ordinary shares, outstanding	500,000
Class J special shares
Schedule Of Authorized And Issued Shares Capital [Line Items]
Special shares, authorized	741,000
Ordinary shares, issued	741,000
Ordinary shares, outstanding	741,000